Business Combinations, Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Additional Information (Detail) $ in Millions						6 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($)	Oct. 25, 2022 USD ($)	Mar. 31, 2021 USD ($) Integer	Aug. 03, 2020 USD ($)	Mar. 29, 2019 USD ($)	Jul. 09, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 11, 2022 USD ($)	Dec. 10, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Ownership percentage				57.00%
Goodwill						$ 41	$ 7,538	$ 7,984	$ 8,506					$ 9,562
Sale of Assets Disposal Group				$ 230
Current liabilities							5,546	5,380
Loss on sale of discontinued operations						$ 67
Sale Of Assets			$ 44
Neoris N.V.
Disclosure of operating segments [line items]
Gain (loss) on sale of business							48
Proportion of ownership interest in joint venture		34.80%
Concrete Plants [Member]
Disclosure of operating segments [line items]
Number Of Assets Held For Sale | Integer			24
Quarry [Member]
Disclosure of operating segments [line items]
Number Of Assets Held For Sale | Integer			1
White Cement Business [Member]
Disclosure of operating segments [line items]
Consideration, on sale of operations					$ 155
Pro Stein [Member]
Disclosure of operating segments [line items]
Percentage of voting equity interests acquired										53.00%
Consideration transferred										$ 21
Goodwill											$ 4
Goodwill recognised as of acquisition date										$ 0
Broquers Ambiental [Member]
Disclosure of operating segments [line items]
Consideration transferred											$ 13
CEMEX [Member]
Disclosure of operating segments [line items]
Gain (loss) on sale of business				$ 47
Breedon Group Plc [Member]
Disclosure of operating segments [line items]
Current liabilities							30
Discontinued operations [member]
Disclosure of operating segments [line items]
Gain (loss) on sale of business							304	(4)	$ (45)
Discontinued operations [member] | Neoris N.V.
Disclosure of operating segments [line items]
Consideration, on sale of operations		$ 119
Percentage of ownership interest sold		65.00%
Discontinued operations [member] | Neoris [Member]
Disclosure of operating segments [line items]
Proceeds from divestiture		$ 117
Israel [member] | Kinneret and Beton-He'Emek [Member] | Readymix Business Netei Noy [member]
Disclosure of operating segments [line items]
Consideration transferred												$ 6
Goodwill								$ 5
Israel [member] | Ashtrom Industries [Member] | Readymix Business Netei Noy [member]
Disclosure of operating segments [line items]
Consideration transferred													$ 33
Goodwill													$ 2
Costa Rica and El Salvador [Member]
Disclosure of operating segments [line items]
Consideration, on sale of operations	$ 325
Gains (losses) on exchange differences on translation of foreign operations, net of tax							$ 240